Right-Of-Use Assets, Net and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Right-of-Use Assets
	As at December 31, 2021
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	77,011	(3,375)	7,719	81,355
PRMS facility	6,514	(480)	205	6,239
Offices	2,499	(1,716)	9,499	10,282
Others	-	-	7	7
	86,024	(5,571)	17,430	97,883

	As at December 31, 2020
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	6,853	(2,141)	72,299	77,011
PRMS facility	6,506	(449)	457	6,514
Offices	3,305	(500)	(306)	2,499
Others	459	-	(459)	-
	17,123	(3,090)	71,991	86,024

Schedule of Amounts Recognized in Consolidated Statements of Cash Flows
	As at December 31,	As at December 31,
	2021	2020
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	550	149

Total cash outflow for leases	1,993	551